CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,713,899	$ 1,572,785
Short-term investments, restricted	0	181,859
Accounts receivable, net	3,740,885	2,700,243
Unbilled revenue	646,398	0
Inventory, net	3,343,793	3,356,622
Due from related party	0	55,837
Deferred financing costs	140,433	0
Prepaid and other current assets	340,013	402,846
Total current assets	15,925,421	8,270,192
Property, plant and equipment, net	638,026	435,612
Intangible assets, net	953,327	372,020
Goodwill	40,870	0
Other assets	72,425	39,425
TOTAL ASSETS	17,630,069	9,117,249
Current liabilities:
Demand notes payable and line of credit, related party	2,950,000	1,337,500
Senior convertible promissory note, related party	3,000,000	0
Current portion of convertible debentures, related party	0	90,967
Accounts payable	2,338,046	1,151,010
Accrued expenses	1,139,554	807,922
Deferred revenue	613,915	677,919
Due to related party	119,667	0
Interest payable, related party	198,450	126,170
Total current liabilities	10,359,632	4,191,488
Long-term liabilities:
Deferred revenue, net of current portion	204,544	142,726
Total liabilities	10,564,176	4,334,214
Commitments and contingencies (Note 8)
Tecogen Inc. stockholders’ equity:
Common stock, $0.001 par value; 100,000,000 shares authorized; 15,155,200 and 13,611,974 issued and outstanding at December 31, 2013 and 2012, respectively	15,155	13,612
Additional paid-in capital	22,463,996	16,360,821
Accumulated deficit	(15,209,212)	(11,759,723)
Total Tecogen Inc. stockholders' equity	7,269,939	4,614,710
Noncontrolling interest	(204,046)	168,325
Total stockholders' equity	7,065,893	4,783,035
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 17,630,069	$ 9,117,249